Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2020		$ 82,827	$ (243)	$ (70,715)	$ 11,869
Balance (in Shares) at Dec. 31, 2020	4,391,163
Share based compensation expense		94			94
Share based compensation expense (in Shares)	7,188
Exercise of options		119			119
Exercise of options (in Shares)	52,167
Issuance of Ordinary Shares in connection with Prospectus Supplement		1,814			1,814
Issuance of Ordinary Shares in connection with Prospectus Supplement (in Shares)	800,000
Net income				451	451
Balance at Dec. 31, 2021		84,854	(243)	(70,264)	14,347
Balance (in Shares) at Dec. 31, 2021	5,250,518
Share based compensation expense		241		(144)	97
Exercise of options		2			2
Exercise of options (in Shares)	1,000
Issuance of Ordinary Shares in connection with Prospectus Supplement		912			912
Issuance of Ordinary Shares in connection with Prospectus Supplement (in Shares)	450,000
Net income				1,276	1,276
Balance at Dec. 31, 2022		86,009	(243)	(69,132)	16,634
Balance (in Shares) at Dec. 31, 2022	5,701,518
Share based compensation expense		97			97
Exercise of options		103			103
Exercise of options (in Shares)	46,500
Issuance of Ordinary Shares in connection with Prospectus Supplement
Net income				2,005	2,005
Balance at Dec. 31, 2023		$ 86,209	$ (243)	$ (67,127)	$ 18,839
Balance (in Shares) at Dec. 31, 2023	5,748,018